Share-Based Payments - Summary of Options - Narrative (Detail) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024 R / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 R / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 R / shares	Dec. 31, 2022 USD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price on the JSE (in USD/ZAR per share) | (per share)	R 278.95	$ 15.22	R 246.56	$ 13.33	R 173.42	$ 10.60
Compensation costs related to awards not yet recognised | $		$ 7.0		$ 11.1		$ 7.7
Share based compensation recognition period		3 years
Number of shares available for share plan purposes (in shares)	6,265,652	6,265,652	7,749,086	7,749,086
Gold Fields Ltd 2012 share plan | Performance Shares (PS)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options vested (in shares)	0	0
Ordinary Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unexercised options and shares, percent	0.20%	0.20%
Top of range | Ordinary Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum number of ordinary shares that can be issued (in shares)	41,076,635	41,076,635
Maximum number of shares that can be issued to an individual (in shares)	4,107,663	4,107,663